Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings
Borrowings

6.  Borrowings

The Company has borrowings with financial institutions. Some borrowings are secured. As of December 31, 2021, time deposits with an aggregating book value of ¥81,526 thousand are pledged as collateral (the amounts of ¥20,026 thousand and ¥61,500 thousand are included in time deposits and other assets, respectively, in the consolidated balance sheets). Some borrowings are guaranteed by Credit Guarantee Association, a Japanese governmental affiliate agency which supplements private companies with credit. The borrowings accrue interest using fixed interest rates of 0.21% – 3.98%, per annum as of December 31, 2021 and 2020. Debt issuance costs related to these borrowings are immaterial.

The carrying value of the Company’s borrowings as of December 31, 2021 and 2020 are as follow:

	Thousands of Yen
	2021	2020
Borrowings (Due through 2035 with weighted average interest rates of 0.66% as of December 31, 2021, due through 2035 with weighted average interest rates of 1.33% as of December 31, 2020)	¥908,840	¥910,661
Current portion of borrowings	(162,252)	(242,281)
Total borrowings	¥746,588	¥668,380

As of December 31, 2021, the carrying value is comprised of the principal amount of ¥913,486 thousand less a fair value valuation discount of ¥4,646 thousand.

As of December 31, 2020, the carrying value is the same as the principal amount of the borrowings of ¥910,661 thousand.

The following is a summary of maturities of borrowings subsequent to December 31, 2021:

Thousands of Yen
Year ending December 31:
2022	¥162,252
2023	99,252
2024	96,918
2025	88,438
2026	94,460
2027 and thereafter	367,520
Total	¥908,840

Parent has long-term borrowings. These borrowings are primarily made under general agreements, which are to provide security and guarantees for present and future indebtedness or to secure a guarantor upon request of the bank, and that the banks shall have the right to offset cash deposits against any debts and obligations that have become due or, in the case of default, against all obligations to the banks. Kouji Eguchi, the representative director and the shareholder of Parent (holds 38.61% of common stock and all Class A common stock as of December 31, 2021) is a guarantor for twelve bank loans on behalf of our Company. As of December 31, 2021, the outstanding amount of loans guaranteed by Mr. Eguchi was ¥314,700 thousand. Kazuyoshi Takahashi, the representative director of ZACC and shareholder of ZACC (holds 26.00% of common stock as of December 31, 2021), is the guarantor for four bank loans on behalf of ZACC, which were borrowed by ZACC from two banks prior to the acquisition of ZACC. As of December 31, 2021, Mr. Takahashi’s guarantee has not been released and the outstanding amount of loans guaranteed by Mr. Takahashi was ¥99,706 thousand. None of the borrowing agreements contain any financial covenants.